Convertible Promissory Notes (Details) - Schedule of Fair Value of the Notes - Convertible Promissory Notes [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Notes [Abstract]
Balance beginning
Balance ending
Principal balance of convertible notes issued	22,500,000
Change in valuation inputs or other assumptions	14,571,109
Conversion of convertible notes	$ (37,071,109)